(2_fidelity_logos)(registered trademark)

Fidelity® Investments

Variable Life Account I

Annual Report

December 31, 2001

(fidelity_investments_life_insurance_company_logo)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable life owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the life insurance policies nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Fidelity Investments Variable Life Account I

Statements of Assets and Liabilities

December 31, 2001

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 391,963	$ 48,879	$ 1,282,050	$ 1,771,802	$ 163,574	$ 401,390	$ 149,279
Receivable from FILI	180	27	63	7	5	12	16
Total Assets	392,143	48,906	1,282,113	1,771,809	163,579	401,402	149,295
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 392,143	$ 48,906	$ 1,282,113	$ 1,771,809	$ 163,579	$ 401,402	$ 149,295
Net Assets:
Variable life contracts	$ 392,143	$ 48,906	$ 1,282,113	$ 1,771,809	$ 163,579	$ 401,402	$ 149,295
Total net assets	$ 392,143	$ 48,906	$ 1,282,113	$ 1,771,809	$ 163,579	$ 401,402	$ 149,295
Units outstanding	20,549	2,458	27,872	31,926	7,383	17,059	5,198
Unit value	$ 19.074405	$ 19.889860	$ 45.997616	$ 55.498061	$ 22.157659	$ 23.530341	$ 28.719515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Life Account I

Statements of Operations

For the years ended December 31, 2001, 2000 and 1999

	Subaccounts Investing In:
	VIP - Money Market			VIP - High Income
	12/31/01	12/31/00	12/31/99	12/31/01	12/31/00	12/31/99
Income:
Dividends	$ 18,939	$ 24,000	$ 18,495	$ 6,882	$ 9,111	$ 17,523
Expenses:
Mortality and expense risk charges	2,731	2,335	2,183	319	633	1,145
Administrative charges	1,171	1,001	936	137	271	491
Net investment income (loss)	15,037	20,664	15,376	6,426	8,207	15,887
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	0	(184)	(18,145)	696
Realized gain distributions	0	0	0	0	0	655
Net realized gain (loss) on investments	0	0	0	(184)	(18,145)	1,351
Unrealized appreciation (depreciation)	0	0	0	(13,244)	(12,900)	(3,679)
Net increase (decrease) in net assets from operations	$ 15,037	$ 20,664	$ 15,376	$ (7,002)	$ (22,838)	$ 13,559
	Subaccounts Investing In:
	VIP - Equity-Income			VIP - Growth
	12/31/01	12/31/00	12/31/99	12/31/01	12/31/00	12/31/99
Income:
Dividends	$ 22,805	$ 25,149	$ 27,074	$ 1,636	$ 3,427	$ 4,201
Expenses:
Mortality and expense risk charges	7,990	7,989	10,642	11,665	18,087	15,539
Administrative charges	3,424	3,424	4,561	4,999	7,752	6,660
Net investment income (loss)	11,391	13,736	11,871	(15,028)	(22,412)	(17,998)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,813	44,511	120,969	(39,697)	257,943	196,242
Realized gain distributions	64,072	94,750	59,848	153,836	341,007	264,131
Net realized gain (loss) on investments	72,885	139,261	180,817	114,139	598,950	460,373
Unrealized appreciation (depreciation)	(166,429)	(72,746)	(103,461)	(545,973)	(880,446)	392,405
Net increase (decrease) in net assets from operations	$ (82,153)	$ 80,251	$ 89,227	$ (446,862)	$ (303,908)	$ 834,780
	Subaccounts Investing In:
	VIP - Overseas			VIP II - Investment Grade Bond
	12/31/01	12/31/00	12/31/99	12/31/01	12/31/00	12/31/99
Income:
Dividends	$ 10,887	$ 6,202	$ 5,736	$ 22,845	$ 19,656	$ 10,706
Expenses:
Mortality and expense risk charges	1,137	2,113	1,960	2,473	1,830	1,572
Administrative charges	487	905	840	1,060	785	674
Net investment income (loss)	9,263	3,184	2,936	19,312	17,041	8,460
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,296)	18,141	(378)	7,423	450	431
Realized gain distributions	17,210	39,054	9,252	0	0	3,359
Net realized gain (loss) on investments	13,914	57,195	8,874	7,423	450	3,790
Unrealized appreciation (depreciation)	(71,727)	(132,154)	111,238	3,434	13,767	(16,958)
Net increase (decrease) in net assets from operations	$ (48,550)	$ (71,775)	$ 123,048	$ 30,169	$ 31,258	$ (4,708)
	Subaccounts Investing In:
	VIP II - Asset Manager
	12/31/01	12/31/00	12/31/99
Income:
Dividends	$ 6,153	$ 5,847	$ 5,141
Expenses:
Mortality and expense risk charges	886	1,021	1,013
Administrative charges	380	438	434
Net investment income (loss)	4,887	4,388	3,694
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	93	4,781	4,493
Realized gain distributions	2,308	13,774	6,512
Net realized gain (loss) on investments	2,401	18,555	11,005
Unrealized appreciation (depreciation)	(15,064)	(30,565)	2,203
Net increase (decrease) in net assets from operations	$ (7,776)	$ (7,622)	$ 16,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

	Subaccounts Investing In:
	VIP - Money Market			VIP - High Income
	12/31/01	12/31/00	12/31/99	12/31/01	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 15,037	$ 20,664	$ 15,376	$ 6,426	$ 8,207	$ 15,887
Net realized gain (loss) on investments	0	0	0	(184)	(18,145)	1,351
Unrealized appreciation (depreciation)	0	0	0	(13,244)	(12,900)	(3,679)
Net increase (decrease) in net assets from operations	15,037	20,664	15,376	(7,002)	(22,838)	13,559
Contract Transactions:
Transfers between subaccounts, net	(49,233)	191,376	(16,737)	0	(87,935)	(36,098)
Contract terminations	(55,912)	(12,642)	(11,052)	0	0	0
Cost of insurance	(3,516)	(2,682)	(3,514)	(490)	(742)	(1,161)
Other transfers (to) from FILI, net	36	2,047	14,369	12	2	(802)
Net increase (decrease) in net assets from contract transactions	(108,625)	178,099	(16,934)	(478)	(88,675)	(38,061)
Total increase (decrease) in net assets	(93,588)	198,763	(1,558)	(7,480)	(111,513)	(24,502)
Net Assets:
Beginning of year	485,731	286,968	288,526	56,386	167,899	192,401
End of year	$ 392,143	$ 485,731	$ 286,968	$ 48,906	$ 56,386	$ 167,899
Units Transferred and Redeemed:
Beginning balance	26,298	16,380	17,053	2,480	5,679	6,946
Units transferred and redeemed	(5,749)	9,918	(673)	(22)	(3,199)	(1,267)
Ending balance	20,549	26,298	16,380	2,458	2,480	5,679

	Subaccounts Investing In:
	VIP - Equity-Income			VIP - Growth
	12/31/01	12/31/00	12/31/99	12/31/01	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 11,391	$ 13,736	$ 11,871	$ (15,028)	$ (22,412)	$ (17,998)
Net realized gain (loss) on investments	72,885	139,261	180,817	114,139	598,950	460,373
Unrealized appreciation (depreciation)	(166,429)	(72,746)	(103,461)	(545,973)	(880,446)	392,405
Net increase (decrease) in net assets from operations	(82,153)	80,251	89,227	(446,862)	(303,908)	834,780
Contract Transactions:
Transfers between subaccounts, net	7,062	(175,703)	(153,318)	30,282	42,545	167,098
Contract terminations	(6,698)	(121,936)	(155,156)	(157,918)	(408,889)	(240,173)
Cost of insurance	(8,582)	(7,901)	(9,421)	(10,752)	(12,800)	(11,048)
Other transfers (to) from FILI, net	(19,729)	24,404	(481)	(37,331)	(35,256)	(4,473)
Net increase (decrease) in net assets from contract transactions	(27,947)	(281,136)	(318,376)	(175,719)	(414,400)	(88,596)
Total increase (decrease) in net assets	(110,100)	(200,885)	(229,149)	(622,581)	(718,308)	746,184
Net Assets:
Beginning of year	1,392,213	1,593,098	1,822,247	2,394,390	3,112,698	2,366,514
End of year	$ 1,282,113	$ 1,392,213	$ 1,593,098	$ 1,771,809	$ 2,394,390	$ 3,112,698
Units Transferred and Redeemed:
Beginning balance	28,522	35,084	42,276	35,227	40,418	41,850
Units transferred and redeemed	(650)	(6,562)	(7,192)	(3,301)	(5,191)	(1,432)
Ending balance	27,872	28,522	35,084	31,926	35,227	40,418
	Subaccounts Investing In:
	VIP - Overseas			VIP II - Investment Grade Bond
	12/31/01	12/31/00	12/31/99	12/31/01	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 9,263	$ 3,184	$ 2,936	$ 19,312	$ 17,041	$ 8,460
Net realized gain (loss) on investments	13,914	57,195	8,874	7,423	450	3,790
Unrealized appreciation (depreciation)	(71,727)	(132,154)	111,238	3,434	13,767	(16,958)
Net increase (decrease) in net assets from operations	(48,550)	(71,775)	123,048	30,169	31,258	(4,708)
Contract Transactions:
Transfers between subaccounts, net	(22,130)	(74,253)	(54,856)	29,769	110,950	81,389
Contract terminations	0	(49,780)	(21,408)	(42,582)	(7,187)	(30,254)
Cost of insurance	(1,568)	(1,973)	(2,030)	(3,312)	(2,603)	(2,155)
Other transfers (to) from FILI, net	5	(414)	(1,971)	(30,048)	3	(1,380)
Net increase (decrease) in net assets from contract transactions	(23,693)	(126,420)	(80,265)	(46,173)	101,163	47,600
Total increase (decrease) in net assets	(72,243)	(198,195)	42,783	(16,004)	132,421	42,892
Net Assets:
Beginning of year	235,822	434,017	391,234	417,406	284,985	242,093
End of year	$ 163,579	$ 235,822	$ 434,017	$ 401,402	$ 417,406	$ 284,985
Units Transferred and Redeemed:
Beginning balance	8,319	12,279	15,614	19,077	14,363		11,902
Units transferred and redeemed	(936)	(3,960)	(3,335)	(2,018)	4,714		2,461
Ending balance	7,383	8,319	12,279	17,059	19,077		14,363

	Subaccounts Investing In:
	VIP II - Asset Manager
	12/31/01	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 4,887	$ 4,388	$ 3,694
Net realized gain (loss) on investments	2,401	18,555	11,005
Unrealized appreciation (depreciation)	(15,064)	(30,565)	2,203
Net increase (decrease) in net assets from operations	(7,776)	(7,622)	16,902
Contract Transactions:
Transfers between subaccounts, net	4,250	(6,980)	12,522
Contract terminations	(3,057)	(12,295)	0
Cost of insurance	(1,126)	(1,014)	(1,236)
Other transfers (to) from FILI, net	(98)	(231)	(1,381)
Net increase (decrease) in net assets from contract transactions	(31)	(20,520)	9,905
Total increase (decrease) in net assets	(7,807)	(28,142)	26,807
Net Assets:
Beginning of year	157,102	185,244	158,437
End of year	$ 149,295	$ 157,102	$ 185,244
Units Transferred and Redeemed:
Beginning balance	5,202	5,843	5,458
Units transferred and redeemed	(4)	(641)	385
Ending balance	5,198	5,202	5,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Life Account I
of
Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI), a wholly-owned subsidiary of FMR Corp, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts and contractholders may allocate funds into the Variable Insurance Products Fund (VIP) and the Variable Insurance Products Fund II (VIP II) subaccounts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Estimates

The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

A revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," is effective for fiscal years beginning after December 15, 2000. The adoption of the new requirements of the guide did not have a material impact on the results of operations or financial position of the Account.

3. Expenses

FILI deducts a daily charge from the net assets of the Account equivalent to an effective annual rate of 0.60% for the assumption of mortality and expense risks. FILI deducts a daily administrative charge from the net assets of the Account equivalent to an effective annual rate of 0.25%. In addition, the cost of providing insurance protection is deducted monthly.

Annual Report

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBS and FIA are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP and VIP II mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2001 were 0.18% to 0.73% depending on the fund.

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2001:

	Purchases	Sales
VIP - Money Market	$ 181,520	$ 275,179
VIP - High Income	6,882	948
VIP - Equity-Income	149,824	102,393
VIP - Growth	346,476	383,527
VIP - Overseas	28,093	25,328
VIP II - Investment Grade Bond	83,605	110,496
VIP II - Asset Manager	24,141	16,990

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at December 31, 2001:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Money Market	391,963	$ 391,963	$ 1.00
VIP - High Income	7,625	99,478	6.41
VIP - Equity-Income	56,354	1,354,576	22.75
VIP - Growth	52,717	2,314,420	33.61
VIP - Overseas	11,785	272,256	13.88
VIP II - Investment Grade Bond	31,067	381,819	12.92
VIP II - Asset Manager	10,288	164,471	14.51

6. Unit Values

A summary of unit values and units outstanding and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001:

	Units	Unit Value	Net Assets	Ratio of Expenses to Average Net Assets A	Ratio of Gross Investment Income to Average Net Assets B	Total Return

VIP - Money Market	20,549	$19.07	$ 392,143	0.85%	4.32%	3.29%
VIP - High Income	2,458	$19.89	48,906	0.85%	13.08%	(12.49%)
VIP - Equity-Income	27,872	$46.00	1,282,113	0.85%	1.71%	(5.77%)
VIP - Growth	31,926	$55.50	1,771,809	0.85%	0.08%	(18.35%)
VIP - Overseas	7,383	$22.16	163,579	0.85%	5.45%	(21.84%)
VIP II - Investment Grade Bond	17,059	$23.53	401,402	0.85%	5.58%	7.54%
VIP II - Asset Manager	5,198	$28.72	149,295	0.85%	4.02%	(4.91%)

A For the year ended December 31, excluding the effect of the expenses of the underlying fund portfolios.

B Recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying investment companies in which the Account invests. Average net assets were calculated using the beginning and end of year net assets.

Annual Report

Report of Independent Accountants

To the Board of Directors of Fidelity Investments Life Insurance Company and the Policyholders of Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 11, 2002

Annual Report

(fidelity_investments_life_insurance_company_logo)(registered trademark)

Fidelity Variable Life
is issued by Fidelity Investments Life Insurance Company

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.LIF-ANN-0202
1.736249.102